Document and Entity Information	Dec. 23, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 23, 2021
Entity Registrant Name	PARDES BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40067
Entity Tax Identification Number	85-2696306
Entity Address, Address Line One	2173 Salk Avenue
Entity Address, Address Line Two	Suite 250
Entity Address, Address Line Three	PMB#052
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	415
Local Phone Number	649-8758
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PRDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001822711